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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended December 31, 2002.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Royal Capital Management, LLC
Address:       575 Lexington Avenue, 4th Floor, New York, New York 10022

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Yale M. Fergang
Title:         Manager
Phone:         (212) 572-8333
Signature, Place, and Date of Signing:

  /s/ Yale M. Fergang           New York, New York          February 14, 2003
  --------------------          ------------------          -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           30

Form 13F Information Table Value Total:           $124,870



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                           TITLE OF                  VALUE      SHARES/   SH/   PUT/   INVSTMT    OTHER   -----------------------
NAME OF ISSUER               CLASS       CUSIP      (X$1,000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS    SOLE   SHARED   NONE
--------------             ---------   ---------   ----------  ---------  ---   ----   -------   -------- --------- ------   ----
AT&T CORP                    COM NEW   001957505     1,567        60,000   SH          SOLE                 60,000
ASTROPOWER INC               COM       04644A101       333        41,700   SH          SOLE                 41,700
BARNES & NOBLE INC           COM       067774109     7,909       437,700   SH          SOLE                437,700
CLEVELAND CLIFFS INC         COM       185896107     2,164       109,000   SH          SOLE                109,000
DAVE & BUSTERS INC           COM       23833N104     2,265       261,800   SH          SOLE                261,800
ECHELON CORP                 COM       27874N105       751        67,000   SH          SOLE                 67,000
EL PASO ELEC CO              COM NEW   283677854    10,450       950,000   SH          SOLE                950,000
ESG RE LTD                   ORD       G31215109       254       498,500   SH          SOLE                498,500
FEDERAL AGRIC MTG CORP       CL C      313148306       613        20,000   SH          SOLE                 20,000
FOOT LOCKER INC              COM       344849104     6,825       650,000   SH          SOLE                650,000
GRAFTECH INTL LTD            COM       384313102       980       164,500   SH          SOLE                164,500
HEAD NV                      NY        422070102     2,764     1,375,300   SH          SOLE              1,375,300
                             REGISTRY
                             SH
HEALTHETEC INC               COM       422210104       625       100,000   SH          SOLE                100,000
HEALTHSOUTH CORP             COM       421924101     4,200     1,000,000   SH          SOLE              1,000,000
INTL BUSINESS MACHS          COM       459200101         8           100   SH          SOLE                    100
INVISION TECHNOLOGIES        COM       461851107       264        10,000   SH          SOLE                 10,000
 INC
LIBERTY MEDIA CORP NEW       COM SER   530718105    15,217     1,702,105   SH          SOLE              1,702,105
                             A
LOEWS CORP                   COM       540424108    11,115       250,000   SH          SOLE                250,000
MASSEY ENERGY CORP           COM       576206106    10,400     1,070,000   SH          SOLE              1,070,000
MAXXAM INC                   COM       577913106     2,323       249,800   SH          SOLE                249,800
NCO PORTFOLIO                COM       62885J108     5,534       899,800   SH          SOLE                899,800
 MANAGEMENT INC
NAVIGANT INTL INC            COM       63935R108       883        71,600   SH          SOLE                 71,600
PARTY CITY CORP              COM       702145103       204        17,000   SH          SOLE                 17,000
PEABODY ENERGY CORP          COM       704549104     1,462        50,000   SH          SOLE                 50,000
PXRE GROUP LTD               COM       G73018106     8,663       353,600   SH          SOLE                353,600
RYERSON TULL INC NEW         COM       78375P107     4,419       724,400   SH          SOLE                724,400
SCOTTISH ANNUITY & LIFE      ORD       G7885T104     6,113       350,300   SH          SOLE                350,300
 HLDGS LTD
VERIZON COMMUNICATIONS       COM       92343V104     9,300       240,000   SH          SOLE                240,000
WMS INDS INC                 COM       929297109     7,265       485,000   SH          SOLE                485,000